UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--36.1%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank
1/23/14	0.25	200,000,000	a	199,985,410
Federal Home Loan Bank:
5/1/13	0.15	500,000,000	a	500,000,000
5/1/13	0.18	50,000,000	a	50,014,430
5/1/13	0.18	72,175,000	a	72,186,298
5/1/13	0.19	100,000,000	a	99,994,996
5/1/13	0.26	669,000,000	a	668,825,904
5/3/13	0.21	10,000,000		9,999,955
5/8/13	0.16	100,000,000		99,996,986
5/8/13	0.23	250,000,000		250,000,000
5/14/13	0.18	64,010,000		64,013,831
5/16/13	0.21	20,000,000		20,000,840
5/17/13	0.16	101,000,000		100,993,042
5/21/13	0.21	65,000,000		65,000,810
5/21/13	0.21	41,940,000		41,940,743
5/21/13	0.25	250,000,000		249,997,155
5/22/13	0.16	178,000,000		177,983,880
5/24/13	0.16	50,000,000		49,995,049
5/24/13	0.21	27,700,000		27,699,876
5/29/13	0.16	145,000,000		144,981,956
7/12/13	0.12	200,000,000		199,952,000
7/19/13	0.17	15,125,000		15,127,577
7/24/13	0.11	100,000,000		99,974,333
9/27/13	0.16	212,000,000		211,990,225
10/18/13	0.16	24,655,000		25,050,995
11/19/13	0.10	84,000,000		83,952,867
11/27/13	0.16	49,415,000		49,473,404
12/13/13	0.14	40,435,000		41,171,694
Federal Home Loan Mortgage Corp.:
6/18/13	0.17	200,000,000	b	199,954,667
7/9/13	0.10	100,000,000	b	99,980,833
7/23/13	0.12	200,000,000	b	199,944,667
8/13/13	0.13	400,000,000	b	399,849,778
9/9/13	0.14	100,000,000	b	99,950,147
9/27/13	0.11	51,658,000	b	52,495,791
10/28/13	0.16	195,553,000	b	196,241,857
11/19/13	0.13	23,700,000	b	24,274,675
11/27/13	0.16	148,464,000	b	148,643,460
Federal National Mortgage Association:
5/29/13	0.16	192,000,000	b	191,976,542
6/24/13	0.10	200,000,000	b	199,970,000
8/20/13	0.20	18,587,000	b	18,646,870
9/11/13	0.14	250,000,000	b	249,873,465
9/30/13	0.15	7,100,000	b	7,128,665

12/18/13	0.16	205,041,000	b	205,797,456
Total U.S. Government Agencies
(cost $5,915,033,129)				5,915,033,129

U.S. Treasury Bills--1.2%
8/1/13
(cost $199,946,333)	0.11	200,000,000		199,946,333

U.S. Treasury Notes--13.2%
5/15/13	0.22	95,000,000		95,042,307
5/31/13	0.08	63,000,000		63,177,458
6/17/13	0.21	300,000,000		300,354,564
7/1/13	0.21	100,000,000		100,529,124
9/30/13	0.08	100,000,000		100,018,671
10/15/13	0.14	200,000,000		200,329,110
10/31/13	0.14	250,000,000		253,239,720
11/15/13	0.13	205,000,000		205,408,948
12/2/13	0.16	323,000,000		323,172,671
2/18/14	0.22	500,000,000		515,238,800
Total U.S. Treasury Notes
(cost $2,156,511,373)				2,156,511,373

Repurchase Agreements--49.4%
ABN AMRO Bank N.V.
dated 4/30/13, due 5/1/13 in the amount of
$1,670,006,031 (fully collateralized by $757,019
Government National Mortgage Association, 4%, due
6/15/42, value $673,979, $175,390,000 U.S. Treasury
Bonds, 4.38%-4.63%, due 11/15/39-2/15/40, value
$234,239,227 , $16,520,700 U.S. Treasury Inflation
Protected Securities, 2.38%, due 1/15/25, value
$27,593,396 and $1,384,243,300 U.S. Treasury Notes,
0.25%-3.13%, due 1/31/14-8/15/21, value
$1,440,893,405)	0.13	1,670,000,000		1,670,000,000
Bank of Nova Scotia
dated 4/30/13, due 5/1/13 in the amount of
$530,002,208 (fully collateralized by $242,475,000
Federal Home Loan Bank, 0.38%-4.13%, due
7/2/14-8/13/32, value $249,177,925, $141,161,000
Federal Home Loan Mortgage Corp., 1%-4.38%, due
8/27/14-7/10/19, value $146,338,725 and
Federal National Mortgage Association, 1.10%-7.13%,
due 9/28/16-4/18/36, value $145,087,686)	0.15	530,000,000		530,000,000
Barclays Capital, Inc.
dated 4/30/13, due 5/1/13 in the amount of
$80,000,333 (fully collateralized by $80,000,000 U.S.
Treasury Strips, due 5/15/13-11/15/42, value
$81,600,001)	0.15	80,000,000		80,000,000
BNP Paribas
dated 4/30/13, due 5/1/13 in the amount of
$300,001,083 (fully collateralized by$288,996,400
U.S. Treasury Notes, 0.13%-3.25%, due
9/30/13-6/30/16, value $306,000,059)	0.13	300,000,000		300,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/13, due 5/1/13 in the amount of

$200,000,778 (fully collateralized by $25,315,300
U.S. Treasury Bonds, 4.25%-6.88%, due
8/15/25-11/15/40, value $38,105,941 and
U.S. Treasury Notes, 2%-3.50%, due 7/31/17-2/15/23,
value $165,894,071)	0.14	200,000,000	200,000,000
Credit Agricole CIB
dated 4/30/13, due 5/1/13 in the amount of
$640,002,489 (fully collateralized by $197,283,500
U.S. Treasury Bonds, 3.13%-10.63%, due
8/15/15-2/15/42, value $216,452,317 and
U.S. Treasury Notes, 0.25%-2.75%, due
2/28/15-2/15/19, value $436,358,779)	0.14	640,000,000	640,000,000
Credit Agricole CIB
dated 4/30/13, due 5/1/13 in the amount of
$690,002,875 (fully collateralized by $354,902,811
Federal Home Loan Mortgage Corp., 2.15%-6.03%,
9/1/32-2/1/43, value $71,734,191, $1,401,878,180
Federal National Mortgage Association, 0.65%-5.99%,
5/1/16-6/1/46, value $457,820,235, $131,375,692
6%,
due 9/20/32-3/20/43, value $80,687,890, $2,303,300
U.S. Treasury Bonds, 2.75%, due 8/15/42, value
$2,255,068 and $85,000,200 U.S. Treasury Notes,
$91,302,616)	0.15	690,000,000	690,000,000
Credit Suisse Securities LLC
dated 4/30/13, due 5/1/13 in the amount of
$165,000,642 (fully collateralized by $426,790,000
$168,300,360)	0.14	165,000,000	165,000,000
Deutsche Bank Securities Inc.
dated 4/30/13, due 5/1/13 in the amount of
$720,002,800 (fully collateralized by $722,614,100
U.S. Treasury Notes, 0.25%-2.38%, due
1/31/14-2/28/15, value $734,400,003)	0.14	720,000,000	720,000,000
Deutsche Bank Securities Inc.
dated 4/30/13, due 5/1/13 in the amount of
$169,000,704 (fully collateralized by $35,000,000
Federal Farm Credit Bank, 1.74%, due 3/11/20, value
$35,151,842, $31,155,000 Federal Home Loan
Corp., 0.50%-2.06%, due 5/13/16-1/15/22, value
$29,020,092 and $134,979,000 Federal National
5/15/30,
value $108,592,351)	0.15	169,000,000	169,000,000
HSBC USA Inc.
dated 4/30/13, due 5/1/13 in the amount of
$640,002,489 (fully collateralized by $252,433,953
U.S. Treasury Bonds, 3.13%, due 2/15/43, value
$266,668,234 and $349,791,900 U.S. Treasury Notes,
$386,136,487)	0.14	640,000,000	640,000,000
HSBC USA Inc.
dated 4/30/13, due 5/1/13 in the amount of
$470,001,958 (fully collateralized by $27,125,000
Federal Home Loan Bank, 0%, due 7/26/13, value
$27,122,287 and $452,431,400 U.S. Treasury Bills,
5/9/13-4/3/14, value $452,281,680)	0.15	470,000,000	470,000,000
JPMorgan Chase & Co.
dated 4/30/13, due 5/1/13 in the amount of
$150,000,750 (fully collateralized by $3,669,167,133
Federal National Mortgage Association, 0.05%-7.50%,

due 6/25/31-10/25/41, value $131,456,692 and
$219,514,655 Government National Mortgage
Association, 0.02%-11.80%, due 6/20/33-3/20/42,
$21,543,497)	0.18	150,000,000	150,000,000
RBC Capital Markets
dated 4/30/13, due 5/1/13 in the amount of
$480,001,733 (fully collateralized by $296,805,900
U.S. Treasury Bills, due 7/18/13-10/3/13, value
$296,751,476, $97,689,000 U.S. Treasury Bonds,
due 2/15/43, value $103,197,499 and $89,251,100
Treasury Notes, 0.25%-0.50%, due 11/15/13-5/15/15,
value $89,651,085)	0.13	480,000,000	480,000,000
RBC Capital Markets
dated 4/30/13, due 5/1/13 in the amount of
$550,002,139 (fully collateralized by $9,250,000
Federal Agricultural Mortgage Corp., 0.25%, due
value $9,252,035, $185,670,000 Federal Home Loan
Bank, 0.37%-2%, due 8/9/13-4/28/28, value
$186,033,289, $66,524,000 Federal Home Loan
Corp., 2.50%, due 4/17/23, value $67,189,425 and
$298,650,000 Federal National Mortgage Association,
$298,525,799)	0.14	550,000,000	550,000,000
SG Americas Securities, LLC
dated 4/30/13, due 5/1/13 in the amount of
$100,000,417 (fully collateralized by $100,773,100
U.S. Treasury Notes, 0.50%-1.50%, due
12/31/13-7/31/17, value $102,002,563)	0.15	100,000,000	100,000,000
Societe Generale
dated 4/30/13, due 5/1/13 in the amount of
$250,001,111 (fully collateralized by $93,838,000
Federal Home Loan Mortgage Corp., 1.10%-5%, due
2/16/17-10/3/17, value $94,019,684 and $182,300,000
Resolution Funding Corp., 0%, due 1/15/21, value
$161,581,605)	0.16	250,000,000	250,000,000
TD Securities (USA) LLC
dated 4/30/13, due 5/1/13 in the amount of
$300,001,167 (fully collateralized by $130,823,300
U.S. Treasury Inflation Protected Securities, 3.88%,
due 4/15/29, value $306,000,131)	0.14	300,000,000	300,000,000
Total Repurchase Agreements
(cost $8,104,000,000)			8,104,000,000
Total Investments (cost $16,375,490,835)		99.9%	16,375,490,835
Cash and Receivables (Net)		.1%	11,328,067
Net Assets		100.0%	16,386,818,902

a	Variable rate security--interest rate subject to periodic change.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of companies.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	16,375,490,835
Level 3 - Significant Unobservable Inputs	-
Total	16,375,490,835

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.  Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--63.6%	of Purchase	Amount ($)		Value ($)
Federal Farm Credit Bank:
5/1/13	0.13	100,000,000	a	99,999,451
5/2/13	0.06	175,000,000		174,999,708
5/13/13	0.06	25,000,000		24,999,500
5/16/13	0.06	50,000,000		49,998,750
5/20/13	0.16	100,000,000	a	99,991,945
5/22/13	0.04	145,000,000		144,996,908
5/30/13	0.04	135,000,000		134,995,368
7/10/13	0.13	150,000,000		149,962,083
8/26/13	0.12	25,000,000		24,990,250
8/30/13	0.09	15,000,000		14,995,463
9/3/13	0.09	10,000,000		9,996,875
9/27/13	0.09	15,000,000		14,994,413
10/16/13	0.10	25,000,000		24,988,333
10/28/13	0.11	10,000,000		9,994,500
1/23/14	0.25	75,000,000	a	74,994,529
Federal Home Loan Bank:
5/1/13	0.15	50,000,000	a	50,000,000
5/1/13	0.19	150,000,000	a	149,992,493
5/3/13	0.06	35,000,000		34,999,883
5/8/13	0.09	200,000,000		199,996,694
5/15/13	0.13	125,500,000		125,493,899
5/17/13	0.09	55,000,000		54,997,800
5/22/13	0.13	31,000,000		30,997,740
5/24/13	0.09	94,935,000		94,929,591
6/5/13	0.12	50,000,000		49,994,410
6/6/13	0.14	100,000,000	a	99,994,800
6/7/13	0.12	75,000,000		74,990,750
6/21/13	0.06	25,000,000		24,998,052
6/26/13	0.08	90,000,000		89,988,800
7/15/13	0.05	43,578,000		43,573,461
7/19/13	0.07	100,000,000		99,985,736
8/13/13	0.12	25,000,000		25,010,765
8/13/13	0.13	65,000,000		64,997,661
8/19/13	0.14	75,000,000		74,993,788
9/20/13	0.13	24,854,000		24,841,746
9/25/13	0.13	50,000,000		49,974,479
9/27/13	0.15	60,000,000		59,998,022
10/1/13	0.09	35,000,000		34,986,612
10/9/13	0.11	6,000,000		6,000,476
10/16/13	0.10	15,000,000		14,992,860
10/25/13	0.11	100,000,000		99,999,114
10/29/13	0.11	75,000,000		74,996,293
Total U.S. Government Agencies
(cost $2,810,624,001)				2,810,624,001

U.S. Treasury Bills--20.4%
5/2/13	0.10	75,000,000	74,999,792
5/16/13	0.09	350,000,000	349,987,187
5/23/13	0.04	275,000,000	274,993,278
6/27/13	0.12	200,000,000	199,962,000
Total U.S. Treasury Bills
(cost $899,942,257)			899,942,257

U.S. Treasury Notes--18.1%
5/15/13	0.08	179,000,000	179,245,144
5/15/13	0.13	50,000,000	50,024,141
6/17/13	0.16	200,000,000	200,248,054
7/31/13	0.05	75,000,000	75,061,206
8/15/13	0.12	141,000,000	142,703,858
9/30/13	0.16	50,000,000	50,618,302
2/18/14	0.18	100,000,000	100,867,422
Total U.S. Treasury Notes
(cost $798,768,127)			798,768,127
Total Investments (cost $4,509,334,385)		102.1%	4,509,334,385
Liabilities, Less Cash and Receivables		(2.1%)	(94,166,307)
Net Assets		100.0%	4,415,168,078

a Variable rate security--interest rate subject to periodic change.

At April 30 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,509,334,385
Level 3 - Significant Unobservable Inputs	-
Total	4,509,334,385

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)